Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended											12 Months Ended
		Mar. 31, 2018		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Earnings Per Share [Abstract]
Net (loss) income		$ (51,440)		$ (1,546)	$ (81,938)	$ 5,096	$ (188,593)		$ (2,353)	$ 36,742	$ 12,933	$ 16,530	$ (266,981)	[1]	$ 63,852	[1]	$ (44,342)	[1]
Denominator for basic earnings per share - weighted average shares		36,865					36,644						36,729		36,580		37,457
Effect of dilutive securities: Employee stock options and restricted stock	[2]														338
Denominator for diluted earnings per share - Adjusted weighted average shares and the effect of dilutive securities		36,865					36,644						36,729		36,918		37,457
Net (loss) income per share - basic		$ (1.40)		$ (0.04)	$ (2.23)	$ 0.14	$ (5.15)		$ (0.06)	$ 1.00	$ 0.35	$ 0.45	$ (7.27)		$ 1.75		$ (1.18)
Net (loss) income per share - diluted		$ (1.40)	[3]	$ (0.04)	$ (2.23)	$ 0.14	$ (5.15)	[3]	$ (0.06)	$ 0.99	$ 0.35	$ 0.45	$ (7.27)	[4]	$ 1.73	[4]	$ (1.18)	[4]

[1]	Revised in 2015 for the impact of the changes in accounting principle related to inventory accounting.
[2]	The effect of dilutive securities for employee stock options and restricted stock in the year ended December 31, 2017 was affected by the adoption of ASU 2016-09 at the beginning of 2017. In accordance with the standard, the effect of dilutive securities in the calculation of diluted net income per share was applied prospectively and results for the years ended December 31, 2016 and 2015 have not been revised.
[3]	As a result of the net loss in the three months ended March 31, 2018 and 2017, the effect of potentially dilutive securities would have been anti-dilutive and have been omitted from the calculation of diluted earnings per share.
[4]	As a result of the net loss in the years ended December 31, 2017 and 2015, the effect of potentially dilutive securities would have been anti-dilutive and have been omitted from the calculation of diluted earnings per share, consistent with GAAP.